CASH AND BORROWINGS - Liquidity and capital resources (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Cash net of bank overdrafts	$ 257	$ 333	$ 155	$ 38
Net debt	1,600	1,104	1,281	$ 1,550
Net debt including lease liabilities	1,770	1,104	1,281
Increase (decrease) in net debt	666	(177)	$ (269)
Lease liabilities	170
IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities	170	$ 164
Commited facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities	2,429
Amount drawn	1,851
$550m senior notes maturing June 2020
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 550